Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. To measure fair value, we use a three-tier valuation hierarchy based upon observable and non-observable inputs:
Level 1 — Unadjusted quoted prices that are available in active markets for identical assets or liabilities at the measurement date.
Level 2 — Significant other observable inputs available at the measurement date, other than quoted prices included in Level 1, either directly or indirectly, including:
•Quoted prices for similar assets or liabilities in active markets;
•Quoted prices for identical or similar assets or liabilities in non-active markets;
•Inputs other than quoted prices that are observable for the asset or liability; and
•Inputs that are derived principally from or corroborated by other observable market data.
Level 3 — Significant unobservable inputs that cannot be corroborated by observable market data and reflect the use of significant management judgment. These values are generally determined using pricing models for which the assumptions utilize management’s estimates of market participant assumptions.
The fair value hierarchy requires the use of observable market data when available. In instances where the inputs used to measure fair value fall into different levels of the fair value hierarchy, the fair value measurement has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular item to the fair value measurement in its entirety requires judgment, including the consideration of inputs specific to the asset or liability.
The Plan’s assets recorded at fair value were as follows:

		Fair Value At
	Fair Value Hierarchy	December 31, 2025	December 31, 2024
Cash and cash equivalents	Level 1	$4,054,675	$3,788,479
Best Buy Co., Inc. stock fund	Level 1	78,478,924	97,909,706
Registered investment companies	Level 1	35,531,037	35,893,169
Stable value fund	Level 1	5,949,146	7,706,660
		124,013,782	145,298,014
Pooled funds(1)	NAV	3,256,692,931	2,821,160,184
		$3,380,706,713	$2,966,458,198
(1)Certain investments that are measured at fair value using the net asset value per share (“NAV”) (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented as Investments at fair value in the Statements of Net Assets Available for Benefits.
Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025, and December 31, 2024.
Cash and cash equivalents - Investments that are comprised of money market funds with initial maturities of three months or less. Such amounts are valued at cost plus accrued interest.
Best Buy Co., Inc. stock fund - A unitized stock fund consisting of Best Buy common stock. The total fair value of the fund is equal to the quoted market value of total common stock, which approximates fair value.
Registered investment companies - Shares of mutual funds traded and valued at quoted market prices, which approximates fair value.
Stable value fund - The portion of the Galliard Stable Value fund, the Short Term Investment Fund II, which invests in highly liquid assets used for daily liquidity needs and is traded and valued at quoted market prices. See Note 4, Stable Value Fund, for additional information.
Pooled funds - Not classified in the fair value hierarchy as they are valued using the NAV (or its equivalent), based on the value of the underlying assets owned by the fund less its liabilities, and this difference is then divided by the number of units outstanding. The investments measured at NAV include pooled separate accounts. The unit prices of the investments are quoted on a private market that is not active; however, the unit prices are based on underlying investments which are based on observable inputs. There were no unfunded commitments for the periods presented.